S000016639 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Bloomberg U.S. Government/Credit 1-3 Year Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	5.35%	1.97%	2.09%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	3.12%	1.27%	1.98%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.39%	0.03%	0.92%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.83%	0.43%	1.05%
Class C1
Prospectus [Line Items]
Average Annual Return, Percent	5.36%	1.48%	1.96%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	5.77%	2.03%	2.50%
Class R
Prospectus [Line Items]
Average Annual Return, Percent	4.98%	1.34%	1.84%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	3.53%	0.98%	1.44%
Class IS
Prospectus [Line Items]
Average Annual Return, Percent	5.70%	2.10%	2.57%